16. EVENTS AFTER THE REPORTING PERIOD (Details)	12 Months Ended
Dec. 31, 2019
Event after reporting period #1
Description of nature of non-adjusting event after reporting period	In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic.
Event after reporting period #1 | Bottom of range
Subsequent Event, Date	Mar. 01, 2020
Event after reporting period #1 | Top of range
Subsequent Event, Date	Mar. 31, 2020
Event after reporting period #2
Description of nature of non-adjusting event after reporting period	On March 27, 2020, MAEPA and EUL entered into a Quota Transfer Agreement pursuant to which MAEPA split its 100% interest in the share capital of Pormining into two quotas
Subsequent Event, Date	Mar. 27, 2020
Event after reporting period #3
Description of nature of non-adjusting event after reporting period	On March 27, 2020, the Company, MAEPA, MATSA and EUL entered into the Pormining Lda. Shareholders’ Agreement (the “Agreement”)
Subsequent Event, Date	Mar. 27, 2020